Cover	Jul. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38286
Entity Registrant Name	ENVERIC BIOSCIENCES, INC.
Entity Central Index Key	0000890821
Entity Tax Identification Number	95-4484725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4851 Tamiami Trail N
Entity Address, City or Town	Suite 200 Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	(239)
Local Phone Number	302-1707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ENVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false